Movements in Equity - Analysis of Other Comprehensive Income by Equity Category (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges		£ (392)	£ (22)	£ 113
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates		(87)	(34)	2
Fair value movements on cash flow hedges		0	(1)	(18)
Deferred tax on fair value movements on cash flow hedges		1	1	9
Cost of hedging		(4)	0	0
Reclassification of cash flow hedges to income statement		4	4	14
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests		(4)	(25)	(28)
Fair value movements on equity investments		(100)	(244)	(754)
Tax on fair value movements on equity investments		17	14	56
Remeasurement on defined benefit plans		506	71	(786)
Tax on remeasurement defined benefit plans		(122)	(41)	211
Fair value movements on cash flow hedges		8	(40)	(6)
Other comprehensive (expense)/income for the year from continuing operations				(1,187)
Other comprehensive (expense)/income for the year from discontinued operations				356
Share of other comprehensive income/(expense)		(173)	(317)	(831)
Retained earnings
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges		(380)	(41)	109
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates		(87)	(34)	2
Items that will not be reclassified to income statement:
Remeasurement on defined benefit plans		506	71	(786)
Tax on remeasurement defined benefit plans		(122)	(41)	211
Other comprehensive (expense)/income for the year from continuing operations				(464)
Other comprehensive (expense)/income for the year from discontinued operations				375
Share of other comprehensive income/(expense)		(83)	(45)	(89)
Other reserves
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges		(12)	19	4
Fair value movements on cash flow hedges			(1)	(18)
Deferred tax on fair value movements on cash flow hedges		1	1	9
Cost of hedging		(4)
Reclassification of cash flow hedges to income statement		4	4	14
Items that will not be reclassified to income statement:
Fair value movements on equity investments		(100)	(244)	(754)
Tax on fair value movements on equity investments		17	14	56
Fair value movements on cash flow hedges		8	(40)	(6)
Other comprehensive (expense)/income for the year from continuing operations				(695)
Other comprehensive (expense)/income for the year from discontinued operations				(19)
Share of other comprehensive income/(expense)	[1]	(86)	(247)	(714)
Non-controlling interests
Items that may be subsequently reclassified to income statement:
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates		0	0	0
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests		(4)	(25)	(28)
Other comprehensive (expense)/income for the year from continuing operations				(28)
Share of other comprehensive income/(expense)		£ (4)	£ (25)	£ (28)

[1]	n analysis of Other reserves is presented as part of Note 38, ‘Movements in equity’.